Mezzanine Equity	12 Months Ended
Dec. 31, 2023
Mezzanine Equity [Abstract]
Mezzanine Equity
15.	Mezzanine Equity

SERIES E PREFERRED SHARES

On March 29, 2019, the Company entered into a Stock Purchase Agreement with Family Trading for the sale of 27,129 newly issued perpetual convertible preferred shares (the “Series E Shares”) at a price of one thousand dollars ($1,000) per share. The proceeds of the sale were used for the full and final settlement of all amounts due under the Further Amended Family Trading Credit Facility. The issuance of the Series E Shares was approved by a committee of the Company’s board of directors, of which all of the directors were independent.

Each holder of Series E Shares, at any time, had the right, subject to certain conditions, to convert all or any portion of the Series E Shares then held by such holder into the Company’s common shares at the conversion rate then in effect. Each Series E Share was convertible into the number of the Company’s common shares equal to the quotient of one thousand dollars ($1,000) plus any accrued and unpaid dividends divided by the lesser of the following four prices (the “Series E Conversion Price”): (i) $120,000.00, (ii) 80% of the lowest daily VWAP of the Company’s common shares over the twenty consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the Company’s common shares in any transaction from the date of the issuance the Series E Shares onwards, but in no event could the Series E Conversion Price be less than the floor price ($0.60). The floor price was adjusted (decreased) in case of splits or subdivisions of the Company’s outstanding shares and was not adjusted in case of reverse stock splits or combinations of the Company’s outstanding shares. The holders of each Series E Share were entitled to the voting power of one thousand (1,000) common shares of the Company. Upon any liquidation, dissolution or winding up of the Company, the holders of Series E Shares would have been entitled to receive the net assets of the Company pari-passu with the common shareholders. Furthermore, the Company at its option had the right to redeem a portion or all of the outstanding Series E Shares. The Company could pay an amount equal to one thousand dollars ($1,000) per each Series E Share (the “Liquidation Amount”), plus a redemption premium equal to fifteen percent (15%) of the Liquidation Amount being redeemed if that redemption took place up to and including March 29, 2020 and twenty percent (20%) of the Liquidation Amount being redeemed if that redemption took place after March 29, 2020, plus an amount equal to any accrued and unpaid dividends on such Series E Shares (collectively referred to as the “Redemption Amount”).

The Series E Shares were not subject to redemption in cash at the option of the holders thereof under any circumstance. Finally, the holders of outstanding Series E Shares were entitled to receive, semi-annual dividends payable in cash on the last day of June and December of each year (each such date being referred to herein as a “Semi Annual Dividend Payment Date”), commencing on the first Semi Annual Dividend Payment Date, being June 30, 2019 in an amount per share (rounded to the nearest cent) equal to fifteen percent (15%) per year of the liquidation amount of the then outstanding Series E Shares computed on the basis of a 365-day year and the actual days elapsed. Accrued but unpaid dividends shall bore interest at fifteen percent (15%). Dividends would not have been payable in cash, if such payment violated any provision of any senior secured facility of the Company or any senior secured facility for which the Company had provided a guarantee, for as long as such provisions, remained in effect.

The Company determined that the Series E shares were more akin to equity than debt and that the above identified conversion feature, subject to adjustments, was clearly and closely related to the host instrument, and accordingly bifurcation and classification of the conversion feature as a derivative liability was not required. Given that the Series D and Series E preferred stock’s holder (Lax Trust) controlled a majority of the Company votes, the preferred equity was in essence redeemable at the option of the holder and hence was classified in Mezzanine equity as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials”.

On February 17, 2020 the Company issued 16,004 Series E Shares to Family Trading, as settlement of $14,350 of consideration then outstanding for the purchase of the M/T Eco City of Angels and M/T Eco Los Angeles from Mr. Evangelos J. Pistiolis, $1,621 of Series E Share dividends of the second half of 2019 and $32 of accrued interest on unpaid dividends from 2019. On September 8, 2021 the Company issued 2,188 Series E Shares to Family Trading, as partial settlement for $2,188 of the consideration payable for the VLCC Transaction (see Note 1).

At each issuance of Series E Shares, the Company recognized the beneficial conversion feature by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company’s common stock per share on the commitment date, to additional paid-in capital. As the Company was in an accumulated deficit position, the offsetting amount was amortized as a deemed dividend recorded against additional paid-in-capital. During the year ended December 31, 2021, pursuant to issuances of Series E Shares, the Company recognized the beneficial conversion feature to additional paid-in capital, resulting in a discount of $900 respectively on the Series E Shares which has been recognized as a deemed dividend. In the years ended December 31, 2022 and 2023 the Company didn't issue any Series E Shares.

During the years ended December 31, 2021, 2022 and 2023 the Company didn’t redeem any Series E Shares.

After March 29, 2020 as per the original Series E Shares Statement of Designations all redemptions of Series E Shares would incur a redemption premium equal to twenty percent (20%) of the Liquidation Amount being redeemed instead of fifteen percent (15%). As a result, as of December 31, 2021, the Company adjusted the carrying value of the Series E Shares to the maximum redemption amount, resulting in an increase of $437, which has been accounted as deemed dividend. No such adjustment took place in the year ended December 31, 2022 and 2023 as no Series E Shares were issued during 2022 and 2023.

During the years ended December 31, 2021, 2022 and 2023 the Company declared $1,883, $2,046 and $1,001 of dividends to the Series E Shares holder.

On December 6, 2023 the Company received a conversion notice for the conversion of all the outstanding Series E Shares (13,452 shares) into 2,930,718 of the Company’s common shares. The Series E Shares were converted on the same date of the receipt of the conversion notice with a conversion price of $4.59, which represented 80% of the lowest daily volume weighted average price of the Company’s common stock over the 20 consecutive trading days expiring on the trading day immediately prior to the date of delivery of the conversion notice.

The Company, based on ASC 470-20-40-5, determined that the Series E Shares conversion feature is in essence a redemption, since such conversion was settled by a delivery of a variable number of shares of common stock with a fixed monetary amount and by applying ASC 260-10-S99-2 has recognized the difference between the carrying amount of the Series E Shares at the date of conversion and the fair value of the common stock delivered on the same date as a deemed dividend.

SERIES F PREFERRED SHARES

On January 17, 2022, the Company entered into a stock purchase agreement with Africanus Inc., an affiliate of Evangelos J. Pistiolis  for the sale of up to 7,560,759 newly-issued Series F Non-Convertible Perpetual Preferred Shares (“Series F Shares”), in exchange for (i) the assumption by Africanus Inc. of an amount of $47,630 of shipbuilding costs for its newbuilding vessels M/T Eco Oceano CA (Hull No. 871), M/T Julius Caesar (Hull No. 3213) and M/T Legio X Equestris (Hull No. 3214), and (ii) settlement of the Company’s remaining payment obligations relating to the VLCC Transaction, in an amount of up to $27,978. From January 17 to March 16, 2022 a total of 7,200,000 Series F Shares have been issued, to cover $47,630 of shipbuilding costs in connection with the deliveries of M/T Julius Caesar, M/T Legio X Equestris and M/T Eco Oceano CA and as a consideration for the settlement of $24,370 of Due to related parties. During the years ended December 31, 2022 and 2023 the Company redeemed a total of 1,349,252 and 2,191,121 Series F Shares for $16,191 and $26,293.

The holders of Series F Shares are entitled to the voting power of ten of the Company’s common shares per Series F Preferred Shares. Upon any liquidation, dissolution or winding up of the Company, the holders of Series F Preferred Shares shall be entitled to receive the net assets of the Company pari passu with the Company’s common shares. The Series F Shares shall not be subject to redemption in cash at the option of the holders and only the Company at its option shall have the right to redeem a portion or all of the outstanding Series F Shares at an amount equal to $10 (ten) per Series F Share redeemed (the “Liquidation Amount”), plus a redemption premium of 20% of the Liquidation Amount. The Series F Shares include a mandatory redemption provision tied to minimum voting requirements for the Company’s major shareholders, including affiliates of the CEO, pursuant to which if such minimum voting rights fall below 50% the Company is obliged to redeem the full amount of the then outstanding Series F Shares at a redemption premium of 40%. The holders of outstanding Series F Shares are entitled to receive semi-annual dividends payable in cash at a rate of 13.5% per year of the Liquidation Amount of the then outstanding Series F Shares. Accrued but unpaid dividends shall bear interest at 13.5%. In addition, a one-time cash dividend equal to 4.0% of the Liquidation Amount is payable following each issuance of Series F Preferred Perpetual Shares. Finally, the Series F Preferred Perpetual Shares are not convertible into the Company’s common shares under any circumstances.

The Company determined that the Series F shares were more akin to equity than debt and hence they have been classified in Mezzanine equity. As of March 16, 2022 (the date of the last series F Shares issuance), the Company adjusted the carrying value of the Series F Shares to the maximum redemption amount ($86,400), resulting in an increase of $14,400, which has been accounted as deemed dividend.

During the year ended December 31, 2022 and 2023 the Company declared $10,344 and $5,009 of dividends to the Series F Shares holder.